Capital Stock (Note)	12 Months Ended
Dec. 31, 2016
Class of Stock Disclosures [Abstract]
Capital Stock
NOTE 15 CAPITAL STOCK

The authorized capital stock at both December 31, 2016 and 2015, consisted of 990,850,000 shares of common stock, $1 par value; 400,000 shares of cumulative $4 preferred stock, without par value (stated value $100 per share); and 8,750,000 shares of serial preferred stock, $1 par value. The serial preferred stock is issuable in one or more series by the Board of Directors without further shareholder action.

The following is a rollforward of shares of common stock for the three years ended December 31, 2016, 2015 and 2014:

	Common Stock
In thousands	Issued	Treasury
Balance at January 1, 2014	447,222	10,868
Issuance of stock for various plans, net	1,632	(4,668)
Repurchase of stock	—	22,534
Balance at December 31, 2014	448,854	28,734
Issuance of stock for various plans, net	62	(4,230)
Repurchase of stock	—	12,272
Balance at December 31, 2015	448,916	36,776
Issuance of stock for various plans, net	—	(2,745)
Repurchase of stock	—	3,640
Balance at December 31, 2016	448,916	37,671